Severance and Retirement Plans - Reconciliation of Beginning and Ending Balances of Benefit Obligations (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013
Change in benefit obligation:
Benefit obligation, beginning of year	¥ 3,246
Change in benefit obligation: Service cost	132	254
Change in benefit obligation: Interest cost	15	33
Change in benefit obligation: Benefits paid	(1,406)
Change in benefit obligation: Effects of transitions to defined contribution plans	(1,759)
Change in benefit obligation: Curtailments and settlements	(228)
Benefit obligation, end of year		(3,246)
Change in plan assets:
Fair value of plan assets, beginning of year	1,403
Change in plan assets: Actual return on plan assets	14
Change in plan assets: Employer contribution	100
Change in plan assets: Benefits paid	(487)
Change in plan assets: Effects of transitions to defined contribution plans	(1,011)
Change in plan assets: Curtailments and settlements	(19)
Fair value of plan assets, end of year		1,403
Funded status, end of year